Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Contributed surplus [member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]	Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests in subsidiaries [member]
Balance at beginning of period at Nov. 01, 2018			$ 21,221	$ 5,000	$ (144)	$ (7)	$ 193	$ 46,145					$ 8,826	$ (2,487)	$ 245	$ 55		$ 993
Net premium (discount) on sale of treasury shares							(26)
Net income attributable to non-controlling interests in subsidiaries	$ 18																	18
Purchase of shares					(5,198)	(69)
Other comprehensive income (loss)	108	[1]													110
Other comprehensive income (loss)																(35)
Issue of shares				350
Other comprehensive income (loss)	(12)	[1]										$ (12)
Other comprehensive income (loss)	908	[1]											908
Other comprehensive income (loss)	2,184	[1]												2,184
Impact on adoption of IFRS 15, Revenue from Contracts with Customers (IFRS 15)								(41)
Issuance of stock options, net of options exercised			52				(2)
Redemption of non-controlling interests in subsidiaries																		(1,000)
Sale of shares					5,293	70
Allowance for credit losses	(2)	[1]													(2)
Reclassification of loss (gain) to retained earnings																(49)
Net income attributable to shareholders								5,564
Shares issued as a result of dividend reinvestment plan			197
Dividends									$ (2,577)	$ (122)
Shares issued in connection with acquisitions (Note 14)			366
Share issue expenses and other								(4)
Purchase of shares for cancellation and other			(118)
Other							(3)											$ (11)
Net premium on repurchase of common shares, redemption of preferred shares, and other								(610)
Actuarial gains (losses) on employee benefit plans	(424)	[1]						(424)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								49
Balance at end of period at Apr. 30, 2019	84,898		21,718	5,350	(49)	(6)	162	47,980			$ 9,743	(12)	9,734	(303)	353	(29)	$ 84,898
Balance at beginning of period at Feb. 01, 2019			21,661	5,350	(139)	(3)	158	46,660				(10)	8,714	(1,042)	318	3
Net premium (discount) on sale of treasury shares							6
Purchase of shares					(2,855)	(36)
Other comprehensive income (loss)	35	[1]													37
Other comprehensive income (loss)	(2)	[1]										(2)
Other comprehensive income (loss)	1,020	[1]											1,020
Other comprehensive income (loss)	739	[1]												739
Issuance of stock options, net of options exercised			24				(1)
Sale of shares					2,945	33
Allowance for credit losses	(2)	[1]													(2)
Reclassification of loss (gain) to retained earnings																(32)
Net income attributable to shareholders								3,172
Shares issued as a result of dividend reinvestment plan			98
Dividends									(1,350)	(62)
Purchase of shares for cancellation and other			(65)
Other							(1)
Net premium on repurchase of common shares, redemption of preferred shares, and other								(350)
Actuarial gains (losses) on employee benefit plans	(122)	[1]						(122)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								32
Balance at end of period at Apr. 30, 2019	84,898		21,718	5,350	(49)	(6)	162	47,980			9,743	(12)	9,734	(303)	353	(29)	84,898
Balance at beginning of period at Oct. 31, 2019	87,701		21,713	5,800	(41)	(6)	157	49,497				14	8,793	1,491	323	(40)
Impact on adoption of IFRS 16, Leases (IFRS 16) (Note 2)								(553)
Net premium (discount) on sale of treasury shares							(37)
Purchase of shares					(4,635)	(69)
Other comprehensive income (loss)	(209)	[1]													(215)
Other comprehensive income (loss)																(210)
Other comprehensive income (loss)	(49)	[1]										(49)
Other comprehensive income (loss)	3,113	[1]											3,113
Other comprehensive income (loss)	2,740	[1]												2,740
Issuance of stock options, net of options exercised			53
Sale of shares					4,651	72
Allowance for credit losses	6	[1]													6
Reclassification of loss (gain) to retained earnings																4
Net income attributable to shareholders								4,504
Shares issued as a result of dividend reinvestment plan			143
Dividends									(2,760)	(135)
Purchase of shares for cancellation and other			(143)
Other							4
Net premium on repurchase of common shares, redemption of preferred shares, and other								(704)
Actuarial gains (losses) on employee benefit plans	(143)	[1]						(143)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								(4)
Balance at end of period at Apr. 30, 2020	93,334		21,766	5,800	(25)	(3)	124	49,702			15,970	(35)	11,906	4,231	114	(246)	93,334
Balance at beginning of period at Jan. 31, 2020			21,773	5,800	(131)	(7)	161	50,119				(47)	8,994	1,791	357	(8)
Net premium (discount) on sale of treasury shares							(32)
Purchase of shares					(2,359)	(31)
Other comprehensive income (loss)	(243)	[1]													(249)
Other comprehensive income (loss)																(242)
Other comprehensive income (loss)	12	[1]										12
Other comprehensive income (loss)	2,912	[1]											2,912
Other comprehensive income (loss)	2,440	[1]												2,440
Issuance of stock options, net of options exercised			12				1
Sale of shares					2,465	35
Allowance for credit losses	6	[1]													6
Reclassification of loss (gain) to retained earnings																4
Net income attributable to shareholders								1,515
Shares issued as a result of dividend reinvestment plan			74
Dividends									$ (1,421)	$ (68)
Purchase of shares for cancellation and other			(93)
Other							(6)
Net premium on repurchase of common shares, redemption of preferred shares, and other								(448)
Actuarial gains (losses) on employee benefit plans	9	[1]						9
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								(4)
Balance at end of period at Apr. 30, 2020	$ 93,334		$ 21,766	$ 5,800	$ (25)	$ (3)	$ 124	$ 49,702			$ 15,970	$ (35)	$ 11,906	$ 4,231	$ 114	$ (246)	$ 93,334

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.